Securities	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (“FVTPL”) securities of $14,053 million ($13,704 million as at October 31, 2019) are comprised of $2,361 million mandatorily measured at fair value and $11,692 million investment securities held by insurance subsidiaries designated at fair value ($2,899 million and $10,805 million, respectively, as at October 31, 2019).
Our fair value through other comprehensive income (“FVOCI”) securities totalling $78,493 million ($64,515 million as at October 31, 2019), are net of an
allowance for credit losses of $4 million ($2 million as at October 31, 2019).
Amortized cost securities totalling $45,229 million ($24,472 million as at October 31, 2019), are net of an
allowance for credit losses of $1 million ($1 million as at October 31, 2019).
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	July 31, 2020				October 31, 2019
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	27,329	253	–	27,582	11,876	72	4	11,944
Canadian provincial and municipal governments	4,585	140	–	4,725	5,907	106	1	6,012
U.S. federal government	17,646	1,039	6	18,679	15,363	617	5	15,975
U.S. states, municipalities and agencies	5,196	169	2	5,363	4,091	74	4	4,161
Other governments	6,949	205	4	7,150	7,179	158	2	7,335
National Housing Act (“NHA”) mortgage-backed securities (“MBS”)	1,614	51	2	1,663	1,953	18	1	1,970
U.S. agency MBS and collateralized mortgage obligations (“CMO”)	9,543	336	4	9,875	11,966	106	42	12,030
Corporate debt	3,241	129	1	3,369	4,899	110	2	5,007
Corporate equity	85	2	–	87	79	2	-	81
Total	76,188	2,324	19	78,493	63,313	1,263	61	64,515
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
FVOCI - Debt	185	403	823	1,202
Amortized cost	144	75	455	163
Total	329	478	1,278	1,365